Total Debt - Short-term Borrowings (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Total Debt
Short-term borrowings	$ 375,547	$ 321,752
Revolving credit facility dated 12/20/2012
Total Debt
Short-term borrowings	10,000	50,000
Revolving overdraft facility 06/29/2012
Total Debt
Short-term borrowings	7,993	7,993
Trade credit facility 7/1/2012
Total Debt
Short-term borrowings	147,051	92,126
Revolving credit facility 11/16/2012
Total Debt
Short-term borrowings	64,000	66,000
Revolving credit facility 9/1/2012
Total Debt
Short-term borrowings	33,000	47,528
Revolving credit facility 5/10/2012
Total Debt
Short-term borrowings	$ 113,503	$ 58,105